Supplement to the
Fidelity's Pennsylvania Municipal Funds
February 28, 2006
Prospectus

The following information replaces the information in the second bullet for Pennsylvania Municipal Income Fund under the heading "Principal Investment Strategies" in the "Fund Summary" section on page 4.

  Managing the fund to have similar overall interest rate risk to a Pennsylvania bond index.

The following information replaces the information in the third paragraph for Pennsylvania Municipal Income Fund under the heading "Principal Investment Strategies" in the "Fund Basics" section on page 9.

FMR uses a Pennsylvania bond index as a guide in structuring the fund and selecting its investments. This index is designed to represent FMR's view of how the fund's competitive universe will perform over time. FMR manages the fund to have similar overall interest rate risk to the index. FMR may, from time to time, change the index or the characteristics of the index in response to changes in the market or the fund's peer group, such as when the observed interest rate sensitivity or credit composition of the fund's competitive universe deviates from that of the index.

FMR considers other factors when selecting the fund's investments, including the credit quality of the issuer, security-specific features, current valuation relative to alternatives in the market, short-term trading opportunities resulting from market inefficiencies, and potential future valuation. In managing the fund's exposure to various risks, including interest rate risk, FMR considers, among other things, the market's overall risk characteristics, the market's current pricing of those risks, information on the fund's competitive universe and internal views of potential future market conditions.

The following information replaces the similar information found in the "Valuing Shares" section on page 12.

Each fund is open for business each day the New York Stock Exchange (NYSE) is open. Pennsylvania Municiapl Money Market is also open for business on Good Friday, and may be open in the event of an unexpected close of the NYSE if the Federal Reserve Bank of New York (New York Fed) and/or the principal bond markets (as recommended by the Bond Market Association) are open.

The following information replaces the similar information found under "Earning Dividends" in the "Dividends and Capital Gains Distributions" section on page 24.

Neither Good Friday nor any day a fund is open despite an unexpected close of the NYSE will be considered a business day for purposes of exchanges into or out of any fund that is not open for business that day.

PFR-06-02 December 22, 2006
1.479534.124

Supplement to the
Fidelity's Michigan
Municipal Funds
February 28, 2006
Prospectus

The following information replaces the information in the second bullet for Michigan Municipal Income under the heading "Principal Investment Strategies" in the "Fund Summary" section beginning on page 3.

  Managing the fund to have similar overall interest rate risk to a Michigan bond index.

The following replaces the "Annual operating expenses (paid from fund assets)" for Michigan Municipal Income found under the heading "Fee Table" section on page 7.

Annual operating expenses (paid from fund assets)

MI Municipal Money Market	Management fee	0.37%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.19%
	Total annual fund operating expensesA	0.56%
MI Municipal Income	Management fee	0.37%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.12%
	Total annual fund operating expensesB	0.49%

A Effective February 1, 2005, FMR has voluntarily agreed to reimburse Michigan Municipal Money Market to the extent that total operating expenses (excluding interest, taxes, brokerage commissions, and extraordinary expenses), as a percentage of its average net assets, exceed 0.55%. This arrangement may be discontinued by FMR at any time.

B Effective April 1, 1997, FMR has voluntarily agreed to reimburse Michigan Municipal Income to the extent that total operating expenses (excluding interest, taxes, brokerage commissions, and extraordinary expenses), as a percentage of its average net assets, exceed 0.55%. This arrangement may be discontinued by FMR at any time.

MIS/MIF-06-03 December 22, 2006
1.475738.123

The following information replaces the information in the third paragraph for Michigan Municipal Income under the heading "Principal Investment Strategies" in the "Fund Basics" section on page 9.

FMR uses a Michigan bond index as a guide in structuring the fund and selecting its investments. This index is designed to represent FMR's view of how the fund's competitive universe will perform over time. FMR manages the fund to have similar overall interest rate risk to the index. FMR may, from time to time, change the index or the characteristics of the index in response to changes in the market or the fund's peer group, such as when the observed interest rate sensitivity or credit composition of the fund's competitive universe deviates from that of the index.

FMR considers other factors when selecting the fund's investments, including the credit quality of the issuer, security-specific features, current valuation relative to alternatives in the market, short-term trading opportunities resulting from market inefficiencies, and potential future valuation. In managing the fund's exposure to various risks, including interest rate risk, FMR considers, among other things, the market's overall risk characteristics, the market's current pricing of those risks, information on the fund's competitive universe and internal views of potential future market conditions.

The following information replaces the similar information found in the "Valuing Shares" section on page 13.

Each fund is open for business each day the New York Stock Exchange (NYSE) is open. Michigan Municipal Money Market is open for business on Good Friday, and may be open in the event of an unexpected close of the NYSE if the Federal Reserve Bank of New York (New York Fed) and/or the principal bond markets (as recommended by the Bond Market Association) are open.

The following information replaces the similar information found under "Earning Dividends" in the "Dividends and Capital Gains Distributions" section on page 25.

Neither Good Friday nor any day a fund is open despite an unexpected close of the NYSE will be considered a business day for purposes of exchanges into or out of any fund that is not open for business that day.

The following information replaces the biographical information found in the "Fund Management" for Michigan Municipal Income Fund section on page 27.

Jamie Pagliocco is manager of Michigan Municipal Income Fund, which he has managed since July 2006. He also manages other Fidelity funds. Since joining Fidelity Investments in 2001, Mr. Pagliocco has worked as a municipal bond trader, assistant fixed income bond trader and manager.

Supplement to the
Fidelity's Ohio Municipal Funds
February 28, 2006
Prospectus

The following information replaces the information in the second bullet for Ohio Municipal Income Fund under the heading "Principal Investment Strategies" in the "Fund Summary" section on page 3.

  Managing the fund to have similar overall interest rate risk to an Ohio bond index.

The following information replaces the information in the third paragraph for Ohio Municipial Income Fund under the heading "Principal Investment Strategies" in the "Fund Basics" section beginning on page 8.

FMR uses an Ohio bond index as a guide in structuring the fund and selecting its investments. This index is designed to represent FMR's view of how the fund's competitive universe will perform over time. FMR manages the fund to have similar overall interest rate risk to the index. FMR may, from time to time, change the index or the characteristics of the index in response to changes in the market or the fund's peer group, such as when the observed interest rate sensitivity or credit composition of the fund's competitive universe deviates from that of the index.

FMR considers other factors when selecting the fund's investments, including the credit quality of the issuer, security-specific features, current valuation relative to alternatives in the market, short-term trading opportunities resulting from market inefficiencies, and potential future valuation. In managing the fund's exposure to various risks, including interest rate risk, FMR considers, among other things, the market's overall risk characteristics, the market's current pricing of those risks, information on the fund's competitive universe and internal views of potential future market conditions.

The following information replaces the similar information found in the "Valuing Shares" section on page 12.

Each fund is open for business each day the New York Stock Exchange (NYSE) is open. Ohio Municipal Money Market is also open for business on Good Friday, and may be open in the event of an unexpected close of the NYSE if the Federal Reserve Bank of New York (New York Fed) and/or the principal bond markets (as recommended by the Bond Market Association) are open.

OFS/OFR-06-03 December 22, 2006
1.475823.122

The following information replaces the similar information found under "Earning Dividends" in the "Dividends and Capital Gains Distributions" section on page 24.

Neither Good Friday nor any day a fund is open despite an unexpected close of the NYSE will be considered a business day for purposes of exchanges into or out of any fund that is not open for business that day.

The following information replaces the biographical information found under the heading "Fund Management" in the "Fund Services" section on page 26.

Jamie Pagliocco is manager of Ohio Municipal Income Fund, which he has managed since July 2006. He also manages other Fidelity funds. Since joining Fidelity Investments in 2001, Mr. Pagliocco has worked as a municipal bond trader, assistant fixed income head trader and manager.